Exeter Fund, Inc.
                                1100 Chase Square
                            Rochester, New York 14604
                                 (585) 325-6880



March 1, 2004

Filing Room
Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.   20549


Re:     Exeter Fund, Inc. (File Nos. 2-92633 and 811-04087) / Rule 497(j)
Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, Pro-Blend Conservative Term Series, Pro-Blend Maximum Term Series, Tax Managed Series, Equity Series, and Overseas Series.


Dear Sir or Madam:

The registrant hereby certifies, pursuant to paragraph (j) of Rule 497, that the form of the prospectuses for the series referenced above and the Statement of Additional Information dated March 1, 2004 that would have been filed under paragraph (c) of Rule 497 does not differ from the form of such prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 45, which was filed electronically under Accession Number 0000751173-04-000027 on February 27, 2004


Sincerely,

EXETER FUND, INC.

/s/ Jodi L. Hedberg


Jodi L. Hedberg
Corporate Secretary